Related Party Transactions El Segundo (Details) - El Segundo [Member] - NRG El Segundo Operations, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 4	$ 4
Due to Affiliate	$ 1